UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hermes Fund Manager (North America) LP
Address: 75 Park Plaza, 2nd Floor
         Boston, MA  02116

13F File Number:  028-13889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ann Freeman
Title:     Chief Compliance Officer
Phone:     617-892-8991

Signature, Place, and Date of Signing:

 /s/  Ann Freeman     Boston, MA     April 12, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    31

Form 13F Information Table Value Total:    $364,410 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LTD                        SHS              H0023R105    13315   205800 SH       SOLE                   205800        0        0
AIR PRODS & CHEMS INC          COM              009158106    11328   125620 SH       SOLE                   125620        0        0
AMPHENOL CORP NEW              CL A             032095101     7501   137920 SH       SOLE                   137920        0        0
APACHE CORP                    COM              037411105    16267   124250 SH       SOLE                   124250        0        0
CME GROUP INC                  COM              12572Q105    11605    38483 SH       SOLE                    38483        0        0
COMPANHIA ENERGETICA DE MINA   SP ADR N-V PFD   204409601     6700   347695 SH       SOLE                   347695        0        0
CROWN CASTLE INTL CORP         COM              228227104    12433   292200 SH       SOLE                   292200        0        0
DICKS SPORTING GOODS INC       COM              253393102     6243   156164 SH       SOLE                   156164        0        0
DIGITAL RLTY TR INC            COM              253868103    14599   251100 SH       SOLE                   251100        0        0
DONALDSON INC                  COM              257651109    11743   191600 SH       SOLE                   191600        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857    10987   197780 SH       SOLE                   197780        0        0
GOOGLE INC                     CL A             38259P508    10141    17300 SH       SOLE                    17300        0        0
HALLIBURTON CO                 COM              406216101    13916   279220 SH       SOLE                   279220        0        0
ITAU UNIBANCO HLDG SA          SPON ADR REP PFD 465562106    10703   445020 SH       SOLE                   445020        0        0
MCKESSON CORP                  COM              58155Q103    11804   149327 SH       SOLE                   149327        0        0
MEAD JOHNSON NUTRITION CO      COM              582839106    10367   178954 SH       SOLE                   178954        0        0
O REILLY AUTOMOTIVE INC NEW    COM              67103H107    13889   241723 SH       SOLE                   241723        0        0
PEABODY ENERGY CORP            COM              704549104    14150   196631 SH       SOLE                   196631        0        0
PRICELINE COM INC              COM NEW          741503403     5487    10835 SH       SOLE                    10835        0        0
PRUDENTIAL FINL INC            COM              744320102    14966   243030 SH       SOLE                   243030        0        0
RESMED INC                     COM              761152107    10496   349852 SH       SOLE                   349852        0        0
SANDISK CORP                   COM              80004C101    13195   286291 SH       SOLE                   286291        0        0
SCRIPPS NETWORKS INTERACT IN   CL A COM         811065101    13299   265500 SH       SOLE                   265500        0        0
SPECTRA ENERGY CORP            COM              847560109     6336   233099 SH       SOLE                   233099        0        0
SUCCESSFACTORS INC             COM              864596101    12822   328000 SH       SOLE                   328000        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209    12433   247819 SH       SOLE                   247819        0        0
UNION PAC CORP                 COM              907818108    15140   153970 SH       SOLE                   153970        0        0
UNITED TECHNOLOGIES CORP       COM              913017109    14118   166780 SH       SOLE                   166780        0        0
VERTEX PHARMACEUTICALS INC     COM              92532F100     7836   163493 SH       SOLE                   163493        0        0
VMWARE INC                     CL A COM         928563402    14163   173689 SH       SOLE                   173689        0        0
WELLS FARGO & CO NEW           COM              949746101    16428   518220 SH       SOLE                   518220        0        0